Employee Compensation - Summary of Cash payments in connection with employee future benefit plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Pension Plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Contributions to defined benefit plans	$ 154	$ 187	$ 192
Contributions to defined contribution plans	153	123	96
Benefits paid directly to pensioners	59	32	43
Cash payments made for employee future benefit plans	366	342	331
Other employee future benefit plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Benefits paid directly to pensioners	35	40	38
Cash payments made for employee future benefit plans	$ 35	$ 40	$ 38